Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Notional amounts
Total derivative liabilities	$ 153.0	$ 31.0
Fair value
Fair value	(4.3)	(0.5)
Forwards
Notional amounts
Total derivative liabilities	153.0	31.0
Fair value
Fair value	$ (4.3)	$ (0.5)